Discontinued Operations - Summary of Major Classes of Line Items Constituting Profit/(Loss) of Discontinued Operations (Details) - USD ($) $ in Millions		2 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended
		Feb. 22, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2023
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Selling, general and administrative expenses		$ (6)	$ (14)	$ (16)	$ (24)	$ (28)
Depreciation and amortization		(17)	(37)	(39)	(52)	(73)
Reorganization items		3,651	0	(5)	(9)	0
Gain on disposal		(33)	0	0	0	0
Vessel and rig operating expenses
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Vessel and rig operating expenses	[1]	(76)	(186)	(130)	(186)	(301)
KSA Business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Contract revenues		18	0	31	44	0
Total operating revenues		18	0	31	44	0
Selling, general and administrative expenses		(1)	0	(3)	(4)	0
Depreciation and amortization		(4)	0	(7)	(10)	0
Amortization of intangibles		0	0	(4)	(5)	0
Costs associated with disposal		0	0	0	0	0
Total operating expenses		(15)	0	(31)	(43)	0
Operating profit		3	0	0	1	0
Interest expense		0	0	0	0	0
Reorganization items		(32)	0	0	0	0
Other financial items		0	0	0	0	0
Net profit/(loss) before tax from discontinued operations		(29)	0	0	1	0
Income tax expense		0	0	0	(1)	0
Gain on disposal		(29)	0	0	0	0
KSA Business | Vessel and rig operating expenses
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Vessel and rig operating expenses		(10)	$ 0	$ (17)	(24)	$ 0
Paratus Energy Services
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Contract revenues		12			0
Total operating revenues		12			0
Total operating expenses		(8)			0
Operating profit		4			0
Interest income		0			0
Interest expense		(4)			0
Share in results from associated companies (net of tax)		(1)			0
Loss on impairment of investments		0			0
Loss impairment of convertible bond from related party		0			0
Other financial items		(2)			0
Total financial items		(7)			0
Net profit/(loss) before tax from discontinued operations		(3)			0
Income tax expense		(1)			0
Gain on disposal		$ (4)			$ 0

[1]	Includes revenue received from related parties of $72 million, $146 million, $57 million, $74 million and $19 million for the three and six months ended June 30, 2023, the three months ended June 30, 2022, the period from February 23, 2022 through June 30, 2022 and period from January 1, 2022 through February 22, 2022 respectively, and costs paid to related parties of $3 million for the period from January 1, 2022 through February 22, 2022. Refer to Note 24 - Related party transactions for further details.